Accumulated other comprehensive loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2014
Equity [Abstract]
Actuarial loss relating to pension	$ (2.1)	$ (23.7)
Total accumulated other comprehensive loss	$ (2.1)	$ (23.7)	[1]	$ (12.1)	$ (17.1)	$ (18.4)	$ (58.6)
Income tax rate, related to actuarial loss related to pension	25.00%	25.00%
Other comprehensive (Income) loss, pension and other postretirement benefit plans, tax	$ 0.5	$ 7.9

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".